ORGANIZATION (Details 2) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($)		Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)		Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Organization
Pledge or collateralization of assets							¥ 0
Current assets:
Cash and cash equivalents		$ 93,673					606,796,000			¥ 375,879,000
Accounts receivable (net of allowance for doubtful accounts of RMB58,871 and RMB54,171 (US$8,363) as of December 31, 2014 and 2015, respectively)		37,579					243,431,000			319,494,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)		8,435				¥ 11,894,000	54,638,000		$ 9,088	58,871,000
Prepaid expenses and other current assets		4,873					31,560,000			55,374,000
Deferred tax assets		2,767					17,923,000			20,658,000
Total current assets		306,719					1,986,857,000			864,815,000
Non-current assets:
Property and equipment, net		77,178					499,946,000			418,886,000
Intangible assets, net		1,682					10,898,000			10,321,000
Long term investments		7,743					50,157,000			46,950,000
Deferred tax assets		1,755					11,368,000			980,000
Long term deposits and other non-current assets		9,168					59,390,000			56,084,000
Total non-current assets		97,526					631,759,000			866,393,000
Current liabilities:
Accounts payable		31,738					205,593,000			255,821,000
Accrued employee benefits		6,899					44,690,000			45,016,000
Accrued expenses and other payables		11,796					76,409,000			411,803,000
Income tax payable		2,086					13,513,000			21,374,000
Liabilities for uncertain tax positions		1,750					11,337,000			11,739,000
Amount due to a subsidiary held for sale		49,328					319,536,000
Current portion of capital lease obligations		10,901					70,615,000			13,794,000
Deferred government grant		2,526					16,360,000			37,360,000
Total current liabilities		274,739					1,779,700,000			864,105,000
Non-current liabilities:
Non-current portion of capital lease obligations		16,124					104,450,000			20,592,000
Deferred government grant		1,303					8,439,000
Total non-current liabilities		18,097					117,229,000			32,156,000
Net revenues
Net (loss) profit		(13,698)		¥ (88,735,000)	¥ (6,841,000)	(34,229,000)
Net cash provided by operating activities		118,942		770,476,000	280,386,000	121,437,000
Net cash used in investing activities		(66,744)		(432,349,000)	(421,718,000)	(112,872,000)
Net cash used in financing activities		(16,487)		(106,797,000)	177,619,000	15,683,000
Consolidated Variable Interest Entity (VIEs)
Current assets:
Cash and cash equivalents		65,879					426,754,000			141,440,000
Accounts receivable (net of allowance for doubtful accounts of RMB58,871 and RMB54,171 (US$8,363) as of December 31, 2014 and 2015, respectively)		28,607					185,310,000			302,218,000
Accounts receivable, allowance for doubtful accounts (in CNY and dollars)		8,363					54,171,000			58,871,000
Prepaid expenses and other current assets		2,520					16,316,000			14,644,000
Deferred tax assets		2,444					15,833,000			19,537,000
Amounts due from inter-companies	[1]	10,761					69,709,000			32,214,000
Total current assets		110,211					713,922,000			510,053,000
Non-current assets:
Property and equipment, net		66,217					428,943,000			306,940,000
Intangible assets, net		1,642					10,635,000			7,746,000
Long term investments		2,486					16,103,000			15,103,000
Deferred tax assets		1,504					9,744,000			470,000
Long term deposits and other non-current assets		9,148					59,256,000			25,150,000
Total non-current assets		80,997					524,681,000			355,409,000
TOTAL ASSETS		191,208					1,238,603,000			865,462,000
Current liabilities:
Accounts payable		31,218					202,223,000			245,336,000
Accrued employee benefits		5,118					33,151,000			30,114,000
Accrued expenses and other payables		9,447					61,195,000			73,900,000
Income tax payable		1,063					6,884,000			10,435,000
Liabilities for uncertain tax positions		927					6,006,000			6,407,000
Amounts due to inter-companies	[1]	57,899					375,054,000			347,873,000
Amount due to a subsidiary held for sale		45,993	[2]				297,935,000	[2]		0
Current portion of capital lease obligations		10,793					69,918,000			13,118,000
Deferred government grant		2,526					16,360,000			37,360,000
Total current liabilities		164,984					1,068,726,000			764,543,000
Non-current liabilities:
Non-current portion of capital lease obligations		16,088					104,213,000			19,657,000
Deferred government grant		1,303					8,439,000			0
Total non-current liabilities		17,391					112,652,000			19,657,000
Total liabilities		182,375					¥ 1,181,378,000			¥ 784,200,000
Net revenues
-Third party customers		161,853		1,048,454,000	1,189,247,000	910,757,000
-Inter-companies		36,175		234,333,000	120,783,000	146,640,000
Net (loss) profit		(386)		(2,503,000)	15,146,000	(12,761,000)
Net cash provided by operating activities		61,487		398,301,000	252,790,000	97,554,000
Net cash used in investing activities		(12,573)		(81,448,000)	(184,318,000)	¥ (89,657,000)
Net cash used in financing activities		$ (4,869)		¥ (31,539,000)	¥ (4,432,000)

[1]	Amount due from/to inter-companies consist of intercompany receivables/payables to the other companies within the Group.
[2]	Information with respect to a subsidiary held for sale is discussed in Note 10.